Pension benefits - Weighted-Average Asset Allocation of Funds Related to Defined Benefit Plan (Details)	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)	100.00%	100.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)	9.70%	7.20%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)	65.30%	68.20%
Real estate
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)	13.60%	13.60%
Money market
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)	10.60%	10.60%
Other
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)	0.80%	0.40%